Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	360 Funds
Entity Central Index Key	0001319067
Amendment Flag	false
Document Creation Date	Oct. 28, 2019
Document Effective Date	Oct. 28, 2019
Prospectus Date	Oct. 28, 2019
IMS Capital Value Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	IMSCX
IMS Strategic Income Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	IMSIX
IMS Dividend Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	IMSAX